Revenue Credits	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Revenue Credits [Line Items]
Revenue Credits	Revenue CreditsRevenue credits are presented in Net appreciation in fair value of investments in the statements of changes in net assets available for benefits.